Exhibit 99.1

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-25	30/360 Days	20	Collection Period Start	11/25/2025
Distribution Date	15-Dec-25	Actual/360 Days	20	Collection Period End	11/30/2025
				Prior Month Settlement Date	11/25/2025
				Current Month Settlement Date	12/15/2025

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,381,270,659.94	1,381,270,659.94	1,342,692,963.04	1.05
Yield Supplement Overcollaterization		101,188,734.57	101,188,734.57	96,954,544.98
Total Adjusted Pool Balance		1,280,081,925.37	1,280,081,925.37	1,245,738,418.06
Total Adjusted Securities		1,280,081,925.37	1,280,081,925.37	1,245,738,418.06	0.97
Class A-1 Notes	3.97400%	279,000,000.00	279,000,000.00	244,656,492.69	0.88
Class A-2a Notes	4.00000%	280,000,000.00	280,000,000.00	280,000,000.00	1.00
Class A-2b Notes	4.45180%	120,000,000.00	120,000,000.00	120,000,000.00	1.00
Class A-3 Notes	3.99000%	462,000,000.00	462,000,000.00	462,000,000.00	1.00
Class A-4 Notes	4.02000%	87,900,000.00	87,900,000.00	87,900,000.00	1.00
Class B Notes	4.28000%	21,100,000.00	21,100,000.00	21,100,000.00	1.00
Certificates	0.00000%	30,081,925.37	30,081,925.37	30,081,925.37	1.00

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	34,343,507.31	615,970.00	123.0950083	2.2077778
Class A-2a Notes	0.00	622,222.22	—	2.2222222
Class A-2b Notes	0.00	296,786.67	—	2.4732223
Class A-3 Notes	0.00	1,024,100.00	—	2.2166667
Class A-4 Notes	0.00	196,310.00	—	2.2333333
Class B Notes	0.00	50,171.11	—	2.3777777
Certificates	0.00	0.00	—	—

Total Securities	34,343,507.31	2,805,560.00

I. COLLECTIONS

Interest:
Interest Collections				5,034,281.92
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				5,034,281.92
Principal:
Principal Collections				38,379,878.05
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				38,379,878.05
Recoveries of Defaulted Receivables				0.00

Total Collections				43,414,159.97

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			52,533	1,280,081,925.37
Total Principal Payment				34,343,507.31

			52,004	1,245,738,418.06

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	43,414,159.97
Reserve Account Draw	0.00
Total Available for Distribution	43,414,159.97
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,151,058.88
Servicing Fee Paid	1,151,058.88
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	615,970.00
Class A-1 Notes Monthly Interest Paid	615,970.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	622,222.22
Class A-2a Notes Monthly Interest Paid	622,222.22
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	296,786.67
Class A-2b Notes Monthly Interest Paid	296,786.67
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,024,100.00
Class A-3 Notes Monthly Interest Paid	1,024,100.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	196,310.00
Class A-4 Notes Monthly Interest Paid	196,310.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	50,171.11
Class B Notes Monthly Interest Paid	50,171.11
Change in Class B Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Paid		2,805,560.00
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		5,114,033.78
4. Total Monthly Principal Paid on the Notes		34,343,507.31
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		34,343,507.31
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		5,114,033.78
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		5,114,033.78

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,200,204.81
Required Reserve Account Amount		3,200,204.81
Beginning Reserve Account Balance		3,200,204.81
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,200,204.81
Required Reserve Account Amount for Next Period		3,200,204.81

VI. POOL STATISTICS

Weighted Average Coupon		4.60%
Weighted Average Remaining Maturity		51.05

	Amount	Number
Principal on Defaulted Receivables	197,818.85	6
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	197,818.85
Pool Balance at Beginning of Collection Period	1,381,270,659.94
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.17%
Four-Month Average Net Loss Ratio	0.04%
Cumulative Net Losses for all Periods	197,818.85

Nissan Auto Receivables 2025-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,277,687.58	53	0
61-90 Days Delinquent	0.00	0	0
91-120 Days Delinquent	0.00	0	0
More than 120 Days	0.00	0	0

Total 31+ Days Delinquent Receivables:	1,277,687.58	53	0
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	26,301.88
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,918,442.80
Number of Extensions	93

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,350,591,374 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $100,591,374, which is approximately 7.45% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (‘Regulation RR’), which will be greater than or equal to 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.